January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index 2035 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock LifePath® ESG Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 65.2%
iShares Developed Real Estate Index Fund, Class K	19,612	$ 157,482
iShares ESG Aware MSCI EAFE ETF	7,673	610,157
iShares ESG Aware MSCI EM ETF	8,148	279,639
iShares ESG Aware MSCI USA ETF(b)	14,113	1,866,584
iShares ESG Aware MSCI USA Small-Cap ETF	5,275	229,674
iShares MSCI Canada ETF(b)	1,944	80,132
iShares MSCI EAFE Small-Cap ETF(b)	1,566	97,969
iShares MSCI Emerging Markets Small-Cap ETF	824	46,622
		3,368,259
Fixed-Income Funds — 34.8%
iShares ESG Aware U.S. Aggregate Bond ETF	31,642	1,478,631
iShares TIPS Bond ETF	2,921	315,497
		1,794,128
Money Market Funds — 39.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)	2,013,291	2,014,297
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)	17,197	17,197
		2,031,494
Total Investments — 139.3% (Cost: $6,489,893)		7,193,881
Liabilities in Excess of Other Assets — (39.3)%		(2,028,269)
Net Assets — 100.0%		$ 5,165,612

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 797,970	$ 1,216,600 (a)	$ —	$ (240)	$ (33)	$ 2,014,297	2,013,291	$ 1,035 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	8,666	8,531 (a)	—	—	—	17,197	17,197	256	—
iShares Developed Real Estate Index Fund, Class K	126,518	42,934	(7,128)	(1,222)	(3,620)	157,482	19,612	—	—
iShares ESG Aware MSCI EAFE ETF	492,918	170,405	(50,808)	(2,006)	(352)	610,157	7,673	8,148	—
iShares ESG Aware MSCI EM ETF	217,140	82,348	(12,433)	(824)	(6,592)	279,639	8,148	4,486	—
iShares ESG Aware MSCI USA ETF	1,483,108	446,405	(147,013)	(2,524)	86,608	1,866,584	14,113	6,021	—
iShares ESG Aware MSCI USA Small-Cap ETF	176,621	56,146	(10,156)	(812)	7,875	229,674	5,275	958	—
iShares ESG Aware U.S. Aggregate Bond ETF	1,152,907	406,998	(65,367)	(15,187)	(720)	1,478,631	31,642	12,360	—
iShares MSCI Canada ETF	62,205	20,949	(3,395)	(226)	599	80,132	1,944	1,052	—
iShares MSCI EAFE Small-Cap ETF	79,008	25,061	(4,408)	(319)	(1,373)	97,969	1,566	1,940	—
iShares MSCI Emerging Markets Small-Cap ETF	37,792	14,796	(2,137)	(188)	(3,641)	46,622	824	985	—
iShares TIPS Bond ETF	247,163	83,364	(14,024)	(2,624)	1,618	315,497	2,921	1,114	—
				$ (26,172)	$ 80,369	$ 7,193,881		$ 38,355	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,368,259	$ —	$ —	$ 3,368,259
Fixed-Income Funds	1,794,128	—	—	1,794,128
Money Market Funds	2,031,494	—	—	2,031,494
	$7,193,881	$—	$—	$7,193,881

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments